Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Assets And Other Liabilities [Abstract]
Other Assets and Other Liabilities
9.
Other Assets and Other Liabilities

The following table summarizes the components of Other assets ($ in thousands):

	December 31, 2024	December 31, 2023
Held-for-sale assets	$685,674	$—
Derivative instruments	368,871	554,263
Intangible assets, net	161,945	220,036
Receivables	106,545	127,573
Prepaid expenses	23,920	24,022
Deferred financing costs, net	14,671	6,006
Interest receivable	216	7,929
Deferred tax assets	—	5,043
Other	3,637	2,757
Total other assets	$1,365,479	$947,629

The following table summarizes the components of Other liabilities ($ in thousands):

	December 31, 2024	December 31, 2023
Accounts payable and accrued expenses	$74,097	$75,809
Real estate taxes payable	68,784	73,145
Accrued interest expense	58,650	69,642
Intangible liabilities, net	47,601	59,567
Tenant security deposits	41,880	44,374
Distributions payable	40,612	43,044
Deferred tax liabilities	35,485	35,792
Held-for-sale liabilities	18,257	—
Deposits received on pending sales	14,790	—
Right-of-use liability - operating leases	12,328	12,402
Derivative instruments	9,505	46,178
Deferred income	8,430	11,894
Other taxes payable	10,267	5,005
Other	6,409	7,506
Total other liabilities	$447,095	$484,358